Property, Plant and Equipment - Summary of Cost and Carring Amount of Aircraft Pledged as Collateral Under Borrowing Arrangements and Aircraft Held Under Finance Leases (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	¥ 8,391	¥ 8,379
Property plant and equipment	180,104	166,856	¥ 153,180
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	254,362	237,546	¥ 215,640
Cost [member] | Aircraft, Engines and Flight Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	11,752	11,207
- under finance leases	117,828	108,937
Property plant and equipment	129,580	120,144
Net Carrying Amount [member] | Aircraft, Engines and Flight Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	8,391	8,379
- under finance leases	94,416	86,872
Property plant and equipment	¥ 102,807	¥ 95,251